Commitments and Contingencies - Series A Convertible Redeemable Preferred Stock Offering (Details) $ in Thousands				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 06, 2017 shares	Dec. 20, 2016 USD ($) shares	Dec. 04, 2016 USD ($) investor shares	Jan. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 15, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Subsidiary, Sale of Stock [Line Items]
Stock conversion discount to implied equity value							15.00%
Period for conversion of stock after first anniversary of initial public offering							1 day
Stock conversion price per share, trailing period							30 days
Maximum percentage of conversion price at which shares of stock are sold to the public							75.00%
Option to delay conversion, period							90 days
Accretion of redeemable noncontrolling interests and equity								$ (263)	$ 13,041
Additional paid-in capital
Subsidiary, Sale of Stock [Line Items]
Accretion of redeemable noncontrolling interests and equity								(263)	$ 13,041
Minimum
Subsidiary, Sale of Stock [Line Items]
Shares expected to convert (in shares) | shares							35,300,000
Maximum
Subsidiary, Sale of Stock [Line Items]
Shares expected to convert (in shares) | shares							40,000,000
Series A Convertible Redeemable Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Basis point decrease in dividends accrual rate			0.0075
Redemption price per share, multiple			1.15
Accretion of redeemable noncontrolling interests and equity							$ 292,450	1,719
Total redeemable noncontrolling interests and equity							400,276	332,957
Series A Convertible Redeemable Preferred Stock | Additional paid-in capital
Subsidiary, Sale of Stock [Line Items]
Accretion of redeemable noncontrolling interests and equity							292,450	$ 1,719
Accretion to redemption value							292,450
Series A Convertible Redeemable Preferred Stock | Redeemable Preferred Stock, Dividend Accrual Period, Period One
Subsidiary, Sale of Stock [Line Items]
Preferred stock accrual rate			10.00%
Series A Convertible Redeemable Preferred Stock | Redeemable Preferred Stock, Dividend Accrual Period, Period Two
Subsidiary, Sale of Stock [Line Items]
Preferred stock accrual rate			13.00%
Series A Convertible Redeemable Preferred Stock | Redeemable Preferred Stock, Dividend Accrual Period, Period Three
Subsidiary, Sale of Stock [Line Items]
Preferred stock accrual rate			16.00%
Series A Redeemable Convertible Preferred Stock - Beneficial Conversion Feature
Subsidiary, Sale of Stock [Line Items]
Accretion of redeemable noncontrolling interests and equity							(265,368)
Series A Redeemable Convertible Preferred Stock - Beneficial Conversion Feature | Additional paid-in capital
Subsidiary, Sale of Stock [Line Items]
Beneficial conversion feature of preferred stock					$ 261,794		3,574
Accretion of redeemable noncontrolling interests and equity							$ (265,368)
Accretion period							1 year
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of investors (investor) | investor			6
Net proceeds from sale of stock		$ 328,000	$ 383,000	$ 55,000
Sale of stock, number of shares issued in transaction (in shares) | shares		343,000						57,000
Sale of stock, amount financed				$ 57,000
Sale of stock redemption period			5 years
Private Placement | Series A Convertible Redeemable Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares agreed to be issued in transaction (in shares) | shares			400,000
Private Placement | Series A-1 Redeemable Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares agreed to be issued in transaction (in shares) | shares			23,000
Private Placement | Series A-2 Redeemable Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares agreed to be issued in transaction (in shares) | shares			377,000
IPO | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Net proceeds from sale of stock					$ 456,359	$ 456,500
Sale of stock, number of shares issued in transaction (in shares) | shares	35,000,000
IPO | Class A Common Stock | Minimum
Subsidiary, Sale of Stock [Line Items]
Net proceeds from sale of stock						$ 450,000